                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                               -------------------

Check here if Amendment [ ]; Amendment Number:

 This Amendment (Check only one):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
         ---------------
Address: 17 Heights Road
         ---------------
         Plandome, NY 11030
         ------------------


Form 13F File Number:      28-11270


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward M. Giles
         ---------------
Title:   Managing Member
         ---------------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:


     /s/           Edward M. Giles               New York, NY      01/31/08
           --------------------------------    ----------------   ----------
                     [Signature]                [City, State]       [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    1
                                         --------------

Form 13F Information Table Entry Total:              39
                                         --------------

Form 13F Information Table Value Total:          275004
                                         --------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                           NONE


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GME Capital LLC
FORM 13F
GME Capital
31-Dec-07

                                                                                                   Voting Authority
                                                                                                   -------------------
                                 Title of                 Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                   class        CUSIP       (x$1000)  Prn Amt   Prn  Call  Dscretn   Managers   Sole      Shared  None
------------------------------   -----------  ---------   --------  --------  ---  ----  -------   --------   --------  ------  ----
3D SYSTEMS CORP                  COM  NEW     88554D205       6075    393460  SH         Defined                393460
ACCELR8 TECHNOLOGY CORP          COM  NEW     004304200        236     50900  SH         Defined                 50900
ACCURAY INC                      COM          004397105       2595    170500  SH         Defined                170500
AMERICAN VANGUARD CORP           COM          030371108       6951    400615  SH         Defined                400615
AMERIGAS PARTNERS - LP           UNIT LP INT  030975106        360     10000  SH         Defined                 10000
ANADARKO PETROLEUM CORP          COM          032511107        526      8000  SH         Defined                  8000
ANALOG DEVICES                   COM          032654105        451     14223  SH         Defined                 14223
BREEZE-EASTERN CORP              COM          106764103        552     50700  SH         Defined                 50700
CELGENE CORP                     COM          151020104      78755   1704287  SH         Defined               1704287
CLEVELAND-CLIFFS INC             COM          185896107      14898    147800  SH         Defined                147800
ELAN CORP PLC ADR                ADR          284131208      17630    802100  SH         Defined                802100
ENERGY FOCUS, INC                COM          29268T102        842    116150  SH         Defined                116150
ENZON PHARMACEUTICALS INC.       COM          293904108        750     78700  SH         Defined                 78700
EVERGREEN ENERGY INC             COM          30024B104        513    230000  SH         Defined                230000
HCP, INC                         COM          40414L109        223      6400  SH         Defined                  6400
HEALTH GRADES INC                COM          42218Q102        536     90000  SH         Defined                 90000
HUDSON CITY BANCORP INC          COM          443683107       4593    305787  SH         Defined                305787
INVESTOR AB - B SHS              COM          W48102128       6400    281600  SH         Defined                281600
ISHARES SILVER TRUST             ISHARES      46428Q109        735      5000  SH         Defined                  5000
KOPIN CORP.                      COM          500600101         56     17568  SH         Defined                 17568
MRV COMMUNICATIONS INC.          COM          553477100       1072    462200  SH         Defined                462200
NEWFIELD EXPLORATION CO          COM          651290108       5913    112200  SH         Defined                112200
NEWMONT MINING CORPORATION       COM          651639106       3167     64850  SH         Defined                 64850
NOBLE CORP                       SHS          G65422100       7821    138400  SH         Defined                138400
NOVA CHEMICALS CORP              COM          66977W109       2722     84000  SH         Defined                 84000
NOVAGOLD RESOURCES INC           COM NEW      66987E206       1550    190000  SH         Defined                190000
PEABODY ENERGY                   COM          704549104       1874     30400  SH         Defined                 30400
PETROHAWK ENERGY CORP            COM          716495106       7675    443400  SH         Defined                443400
QUESTAR CORP                     COM          748356102       4728     87400  SH         Defined                 87400
RAYONIER INC                     COM          754907103       8628    182644  SH         Defined                182644
SOUTHWESTERN ENERGY CO           COM          845467109      23313    418400  SH         Defined                418400
STERICYCLE, INC.                 COM          858912108       5043     84900  SH         Defined                 84900
STREETTRACKS GOLD TRUST          GOLD SHS     863307104       7421     90000  SH         Defined                 90000
THERMO FISHER SCIENTIFIC INC     COM          883556102      11121    192800  SH         Defined                192800
UNIVERSAL HEALTH RLTY IN         COM          91359E105       1137     32083  SH         Defined                 32083
VENTANA MEDICAL SYSTEMS          COM          92276H106      22576    258814  SH         Defined                258814
WILLBROS GROUP INC               COM          969199108       9756    254800  SH         Defined                254800
WYETH                            COM          983024100       5396    122100  SH         Defined                122100
ZIX CORPORATION                  COM          98974P100        414     90000  SH         Defined                 90000
REPORT SUMMARY                            39  DATA RECORDS  275004               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED